Taxation (Details 4) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets, current
Net operating loss carry forwards	3,050	2,094
Accrued salaries and other expenses	2,432	3,189
Advertising expenses	13,947	11,414
Government subsidies	457
Total: deferred tax assets, current	19,886	16,697
Total: deferred tax assets	19,886	16,697
Less: valuation allowance
Net operating loss carry forwards	(3,050)	(2,094)
Accrued salaries and other expenses	(318)	(144)
Advertising expenses	(13,947)	(11,414)
Total: valuation allowance	(17,315)	(13,652)	(6,755)	(5,786)
Net deferred tax assets	2,571	3,045